VIA EDGAR

October 26, 2012

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	BPV Family of Funds (“Trust”) (File Nos. 33-175770 and 811-22588), on behalf of the BPV Core Diversification Fund and the BPV Wealth Preservation Fund (the “Funds”), both of the series of the Trust

Ladies and Gentlemen:

Pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 4 to the Registration Statement of the Trust (“Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding a new prospectus for a new Advisor Shares class of the Funds, updating the Funds’ current prospectus to designate the currently existing class of shares as Institutional Shares, and making certain other minor and conforming changes.  The amendment contains the Funds’ Prospectuses, Statement of Additional Information, Part C, the signature page and Exhibits.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/  Jeffrey T. Skinner

Jeffrey T. Skinner

CC:     Reed Keller, President of the Trust